Cost of Sales and Services, Selling Expenses and Administrative Expenses - Disclosure Of Attribution Of Expenses By Nature To Their Function (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of attribution of expenses by nature to their function [line items]
Medicines	S/ 1,143,319	S/ 1,143,359	S/ 1,022,220
Auxiliary services and clinical laboratory	97,792	88,989	70,904
Room service for inpatients	59,241	85,490	48,498
Surgery fees	239,786	205,414	188,816
Medical consultation fees	106,010	89,373	97,796
Insurance contracts	49,463	47,624	41,433
Personnel expenses	1,141,090	1,155,580	1,073,396
Services provided by third parties	551,863	506,358	471,737
Depreciation	143,650	142,873	159,019
Amortization	78,781	76,273	76,731
Other management charges	117,759	80,241	66,244
Tax expenses	26,362	25,397	22,275
Expenses, by nature	3,755,116	3,646,971	3,339,069
Cost of sales [member]
Disclosure of attribution of expenses by nature to their function [line items]
Medicines	1,143,319	1,143,359	1,022,220
Auxiliary services and clinical laboratory	97,792	88,989	70,904
Room service for inpatients	59,241	85,490	48,498
Surgery fees	239,786	205,414	188,816
Medical consultation fees	106,010	89,373	97,796
Insurance contracts	49,463	47,624	41,433
Personnel expenses	700,740	722,950	668,637
Services provided by third parties	163,862	141,723	147,185
Depreciation	110,338	116,907	134,879
Amortization	1,664	2,047	2,005
Other management charges	49,034	16,917	18,183
Tax expenses	336	26	5
Expenses, by nature	2,721,585	2,660,819	2,440,561
Selling expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Medicines	0	0	0
Auxiliary services and clinical laboratory	0	0	0
Room service for inpatients	0	0	0
Surgery fees	0	0	0
Medical consultation fees	0	0	0
Insurance contracts	0	0	0
Personnel expenses	70,300	68,332	70,181
Services provided by third parties	141,374	120,469	118,076
Depreciation	955	22	13
Amortization	813	0	0
Other management charges	6,912	8,566	5,622
Tax expenses	505	86	51
Expenses, by nature	220,859	197,475	193,943
Administrative expenses [Member]
Disclosure of attribution of expenses by nature to their function [line items]
Medicines	0	0	0
Auxiliary services and clinical laboratory	0	0	0
Room service for inpatients	0	0	0
Surgery fees	0	0	0
Medical consultation fees	0	0	0
Insurance contracts	0	0	0
Personnel expenses	370,050	364,298	334,578
Services provided by third parties	246,627	244,166	206,476
Depreciation	32,357	25,944	24,127
Amortization	76,304	74,226	74,726
Other management charges	61,813	54,758	42,439
Tax expenses	25,521	25,285	22,219
Expenses, by nature	S/ 812,672	S/ 788,677	S/ 704,565